                         SUPPLEMENT DATED JUNE 28, 2001
                         TO PROSPECTUS DATED MAY 1, 2001

                       IQ SINGLE PREMIUM VARIABLE ANNUITY
                                    issued by
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

THIS SUPPLEMENT PROVIDES INFORMATION REGARDING JANUS ASPEN SERIES BALANCED PORTFOLIO.

The Janus Aspen Series Balanced Portfolio is not an investment option available in the IQ single premium variable annuity and all references to the fund should be disregarded.